Trade payables (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade payables
Payables	€ 4,115	€ 4,102
Invoices to be received	4,963	4,006
Total trade payables	€ 9,078	€ 8,108